Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and contingencies
Schedule of future minimum commitments under facility operating leases

As of June 30, 2016, future minimum commitments under facility operating leases were as follows (in thousands):

Operating
leases

2016	$146
2017	311
2018	319
2019	184
Total minimum lease payments	$960